UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-28-07004
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motte                      Houston, TX                  5/14/2008
-----------------------                  -----------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           71
                                         -----------
Form 13F Information Table Value Total: $166,935,783
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ ----
Exxon Mobil Corp.              COM              30231g102 10407231  123046          Sole             Sole      0    0
Berkshire Hathaway Cl B        COM              084670207  6892739    1541          Sole             Sole      0    0
Procter & Gamble               COM              742718109  6493387   92670          Sole             Sole      0    0
General Electric               COM              369604103  5886959  159064          Sole             Sole      0    0
Wal-Mart                       COM              931142103  5790059  109910          Sole             Sole      0    0
Diageo PLC                     COM              25243q205  5741192   70600          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  5722118  201625          Sole             Sole      0    0
Pepsico, Inc.                  COM              713448108  5704955   79016          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  5700062   87869          Sole             Sole      0    0
3M Company                     COM              88579Y101  5392885   68135          Sole             Sole      0    0
American Express Co.           COM              025816109  5310100  121457          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  5082147  210965          Sole             Sole      0    0
Halliburton Co.                COM              406216101  4607706  117155          Sole             Sole      0    0
Wells Fargo & Co               COM              949746101  4435713  152430          Sole             Sole      0    0
Tyco Electronics Ltd.          COM              g9144p105  4098666  119425          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  3977241   77635          Sole             Sole      0    0
Sempra Energy                  COM              816851109  3960036   74325          Sole             Sole      0    0
Vodafone Group PLC ADR         COM              92857w209  3743166  126844          Sole             Sole      0    0
Joy Global Inc.                COM              481165108  3552654   54522          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103  3316695   80895          Sole             Sole      0    0
Key Energy Services            COM              492914106  3061974  228165          Sole             Sole      0    0
Medtronic Inc.                 COM              585055106  2943847   60861          Sole             Sole      0    0
Anheuser-Busch                 COM              035229103  2496582   52615          Sole             Sole      0    0
Applera - Applied Biosystems   COM              038020103  2332896   70995          Sole             Sole      0    0
WellPoint Inc.                 COM              94973v107  2331167   52825          Sole             Sole      0    0
Sysco Corp.                    COM              871829107  2299545   79240          Sole             Sole      0    0
Electronic Data Systems        COM              285661104  2234180  134185          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  2225913  166237          Sole             Sole      0    0
Franklin Electric              COM              353514102  2072821   60662          Sole             Sole      0    0
Altera Corp                    COM              021441100  1980856  107480          Sole             Sole      0    0
Applied Materials              COM              038222105  1907883   97790          Sole             Sole      0    0
Nabors Industries Inc.         COM              G6359f103  1789810   53000          Sole             Sole      0    0
Xilinx Inc.                    COM              983919101  1764625   74300          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  1683596   41560          Sole             Sole      0    0
Tractor Supply Co              COM              892356106  1681971   42560          Sole             Sole      0    0
St Jude Medical Inc.           COM              790849103  1631502   37775          Sole             Sole      0    0
Am. Intern'l Group             COM              026874107  1585545   36660          Sole             Sole      0    0
Nokia Corp Spon ADR            COM              654902204  1575903   49510          Sole             Sole      0    0
Coca-Cola                      COM              191216100  1573490   25850          Sole             Sole      0    0
Stryker Corp.                  COM              863667101  1445086   22215          Sole             Sole      0    0
Calamos Asset Management       COM              12811r104  1415465   86945          Sole             Sole      0    0
Calpine Corp                   COM              131347304  1408025   76440          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      COM              464330109  1341438   95070          Sole             Sole      0    0
Bruker Corp                    COM              116794108  1246498   80994          Sole             Sole      0    0
UnitedHealth Group             COM              91324p102  1103471   32115          Sole             Sole      0    0
Citigroup Inc.                 COM              172967101  1101631   51430          Sole             Sole      0    0
EOG Resources Inc.             COM              26875p101  1096200    9135          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  1069230   24580          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104   912953    5520          Sole             Sole      0    0
Schlumberger Ltd               COM              806857108   799530    9190          Sole             Sole      0    0
Carbo Ceramics                 COM              140781105   796787   19870          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108   761876   20225          Sole             Sole      0    0
Morgan Stanley                 COM              617446448   746053   16325          Sole             Sole      0    0
AES Corp.                      COM              00130h105   669050   40135          Sole             Sole      0    0
Royal Dutch Shell PLC Cl-A ADR COM              780259206   570810    8275          Sole             Sole      0    0
Wesco Financial Corp           COM              950817106   546208    1352          Sole             Sole      0    0
Tidewater Inc.                 COM              886423102   540078    9800          Sole             Sole      0    0
Google Inc. Cl A               COM              38259p508   467779    1062          Sole             Sole      0    0
Linear Technology Corp.        COM              535678106   423522   13800          Sole             Sole      0    0
U.S.Bancorp                    COM              902973304   394792   12200          Sole             Sole      0    0
Symantec Corp.                 COM              871503108   388077   23350          Sole             Sole      0    0
M&T Capital Trust IV 8.50% PFD COM              55292c203   323163   12550          Sole             Sole      0    0
(c013113)
Covidien LTD                   COM              g2552x108   304130    6873          Sole             Sole      0    0
Itron Inc                      COM              465741106   303173    3360          Sole             Sole      0    0
Dell Computer                  COM              24702r101   302784   15200          Sole             Sole      0    0
General Dynamics               COM              369550108   294296    3530          Sole             Sole      0    0
Waters Corp                    COM              941848103   284349    5105          Sole             Sole      0    0
Transocean Inc New             COM              G90073100   242414    1793          Sole             Sole      0    0
Clorox Co                      COM              189054109   235622    4160          Sole             Sole      0    0
Monsanto Co.                   COM              61166w101   208951    1874          Sole             Sole      0    0
Comcast Corp 7.00% Pfd         COM              20030n408   202530    8600          Sole             Sole      0    0
(c091511@25)